revenue from contracts with customers - Revenues (Details) - Minimum - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transaction price allocated to remaining performance obligations
Transaction price allocated to remaining performance obligations	$ 3,263	$ 2,955
The twelve month period ending one year hence
Disclosure of transaction price allocated to remaining performance obligations
Transaction price allocated to remaining performance obligations	2,306	2,075
The twelve month period ending two years hence
Disclosure of transaction price allocated to remaining performance obligations
Transaction price allocated to remaining performance obligations	933	856
Thereafter
Disclosure of transaction price allocated to remaining performance obligations
Transaction price allocated to remaining performance obligations	$ 24	$ 24